Net financial results (Tables)	9 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
Disclosure of finance income (cost) [text block]

	09/30/2025	09/30/2024
Financial expenses
Interest on loans, financing and debentures (1)	(4,194,406)	(3,059,902)
Premium expenses on early settlements	(89,026)
Amortization of transaction costs	(75,916)	(57,716)
Interest expenses on lease liabilities (2)	(347,320)	(335,223)
Other	(363,271)	(397,459)
	(5,069,939)	(3,850,300)

Financial income
Cash and cash equivalents and marketable securities	1,144,245	1,212,405
Other	139,962	89,638
	1,284,207	1,302,043
Results from derivative financial instruments
Income	9,008,280	2,401,971
Expenses	(1,576,658)	(6,144,397)
	7,431,622	(3,742,426)
Monetary and exchange rate variations, net
Exchange rate variations on loans, financing and debentures	10,914,087	(8,012,235)
Leases	381,893	(280,673)
Other assets and liabilities (3)	(1,768,911)	1,337,630
	9,527,069	(6,955,278)
Net financial result	13,172,959	(13,245,961)
(1)Excludes R$205,409 arising from capitalized loan costs, substantially related to property, plant and equipment in progress of the Cerrado Project for the nine-month period ended September 30, 2025 (R$833,401 as at September 30, 2024).
(2)Includes R$200,177 referring to the reclassification to the biological assets item for the composition of the formation cost (R$184,776 as of September 30, 2024).
(3)Includes effects of exchange rate variations of trade accounts receivable, trade accounts payable, cash and cash equivalents, marketable securities and others.